One Security Benefit Place Topeka, Kansas 66636 SecurityBenefit.com

June 12, 2023
VIA EDGARLINK
Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Subj:	SBL Variable Annuity Account XIV
1940 Act Registration Number: 811-10011
1933 Act Registration Numbers: 333-41180 and 333-120399
CIK: 0001116625
Rule 30b2-1 Filing

Dear Sir or Madam:

As required by Rule 30e‑2 under the Investment Company Act of 1940, as amended (the “Act”), SBL Variable Annuity Account XIV, a unit investment trust registered under the Act, mailed to its contract owners the annual or semi-annual report(s) for the underlying management investment companies listed below. This filing constitutes the filing of those reports as required by Rule 30b2‑1 under the Act.

The following annual or semi-annual reports, which were mailed to contract owners, were filed with the Commission via EDGAR on the dates indicated below and are incorporated herein by reference:

Underlying Management Investment Company	CIK Number	Date(s) Filed
Allspring Funds Trust	0001081400	May 31, 2023
American Century Capital Portfolios, Inc.	0000908186	May 25, 2023
American Century Investment Trust	0000908406	May 25, 2023
Ariel Investment Trust	0000798365	May 24, 2023
Baron Investment Funds Trust	0000810902	May 25, 2023
BlackRock Funds	0000844779	June 1, 2023
Goldman Sachs Trust	0000822977	May 30, 2023
Guggenheim Funds Trust	0000088525	June 2, 2023
Ivy Funds	0000883622	June 12, 2023
Janus Investment Fund	0000277751	May 30, 2023
Northern Funds	0000916620	June 1, 2023
PIMCO Funds	0000810893	June 1, 2023
Pioneer Series Trust XIV	0001077452	June 5, 2023

Securities and Exchange Commission
June 12, 2023
Page two

Underlying Management Investment Company	CIK Number	Date(s) Filed
Prudential Jennison Small Company Fund, Inc.	0000318531	May 23, 2023
Rydex Series Funds	0000899148	June 2, 2023

To the extent necessary, these filings are incorporated herein by reference.

Sincerely,

CHRIS SWICKARD

Chris Swickard
Vice President, Deputy General Counsel
    and Assistant Secretary
Security Benefit Life Insurance Company